SUPPLEMENT DATED May 24, 2024 TO THE:
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST DATED AUGUST 28, 2023, AS PREVIOUSLY SUPPLEMENTED
AND
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST DATED MARCH 25, 2024
AND
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II DATED DECEMBER 20, 2023
AND
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II DATED MARCH 20, 2024
AND
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II DATED NOVEMBER 29, 2023
AND
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II DATED FEBRUARY 28, 2024
AND
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST DATED FEBRUARY 28, 2024, AS PREVIOUSLY SUPPLEMENTED
AND
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST DATED FEBRUARY 28, 2024
AND
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST DATED FEBRUARY 28, 2024
AND
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST DATED DECEMBER 20, 2023, AS PREVIOUSLY SUPPLEMENTED
AND
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST DATED SEPTEMBER 6, 2023, AS PREVIOUSLY SUPPLEMENTED
AND
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO INDIA EXCHANGE-TRADED FUND TRUST DATED FEBRUARY 28, 2024
Notwithstanding anything to the contrary in each Statement of Additional Information, effective May 28, 2024, the “regular way” settlement date for all creation and redemption orders is generally the first Business Day following the Transmittal Date (“T+1”) unless a Fund and an Authorized Participant agree to a different settlement date. Accordingly, effective May 28, 2024, all references to T+2 in the “Creation and Redemption of Creation Unit Aggregations” section are replaced with the phrase “T+1 (except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an Authorized Participant)”.
Please Retain This Supplement For Future Reference.
P-SOAI-SUP-052424